STEIN ROE ADVISOR TRUST
         Stein Roe Advisor Growth & Income Fund

         Supplement to Feb. 14, 1997 Prospectus

     Effective Oct. 1, 1997, the Fund's shares will be distributed by Colonial Investment Services, Inc., which will change its name to Liberty Financial Investments, Inc. on Oct. 15, 1997. Fund shares formerly were distributed by Liberty Securities Corporation. Liberty Securities Corporation and Colonial Investment Services, Inc. are both wholly owned indirect subsidiaries of Liberty Financial Companies, Inc.

     The business address of Colonial Investment Services, Inc. is One Financial Center, Boston, Massachusetts 02111-2621. All Fund correspondence (including purchase and redemption orders), however, should be mailed to Colonial at P.O. Box 1722, Boston, Massachusetts 02105-1722.

          This supplement is dated Sept. 30, 1997

                  STEIN ROE ADVISOR TRUST
           Stein Roe Advisor International Fund

          Supplement to Feb. 14, 1997 Prospectus

     Effective Oct. 1, 1997, the Fund's shares will be distributed by Colonial Investment Services, Inc., which will change its name to Liberty Financial Investments, Inc. on Oct. 15, 1997. Fund shares formerly were distributed by Liberty Securities Corporation. Liberty Securities Corporation and Colonial Investment Services, Inc. are both wholly owned indirect subsidiaries of Liberty Financial Companies, Inc.

     The business address of Colonial Investment Services, Inc. is One Financial Center, Boston, Massachusetts 02111-2621. All Fund correspondence (including purchase and redemption orders), however, should be mailed to Colonial at P.O. Box 1722, Boston, Massachusetts 02105-1722.

         This supplement is dated Sept. 30, 1997

              STEIN ROE ADVISOR TRUST
        Stein Roe Advisor Young Investor Fund

        Supplement to Feb. 14, 1997 Prospectus

     Effective Oct. 1, 1997, the Fund's shares will be distributed by Colonial Investment Services, Inc., which will change its name to Liberty Financial Investments, Inc. on Oct. 15, 1997. Fund shares formerly were distributed by Liberty Securities Corporation. Liberty Securities Corporation and Colonial Investment Services, Inc. are both wholly owned indirect subsidiaries of Liberty Financial Companies, Inc.

     The business address of Colonial Investment Services, Inc. is One Financial Center, Boston, Massachusetts 02111-2621. All Fund correspondence (including purchase and redemption orders), however, should be mailed to Colonial at P.O. Box 1722, Boston, Massachusetts 02105-1722.

           This supplement is dated Sept. 30, 1997

                STEIN ROE ADVISOR TRUST
        Stein Roe Advisor Special Venture Fund

        Supplement to Feb. 14, 1997 Prospectus

     Effective Oct. 1, 1997, the Fund's shares will be distributed by Colonial Investment Services, Inc., which will change its name to Liberty Financial Investments, Inc. on Oct. 15, 1997. Fund shares formerly were distributed by Liberty Securities Corporation. Liberty Securities Corporation and Colonial Investment Services, Inc. are both wholly owned indirect subsidiaries of Liberty Financial Companies, Inc.

     The business address of Colonial Investment Services, Inc. is One Financial Center, Boston, Massachusetts 02111-2621. All Fund correspondence (including purchase and redemption orders), however, should be mailed to Colonial at P.O. Box 1722, Boston, Massachusetts 02105-1722.

          This supplement is dated Sept. 30, 1997

                  STEIN ROE ADVISOR TRUST
            Stein Roe Advisor Balanced Fund

         Supplement to Feb. 14, 1997 Prospectus

     Effective Oct. 1, 1997, the Fund's shares will be distributed by Colonial Investment Services, Inc., which will change its name to Liberty Financial Investments, Inc. on Oct. 15, 1997. Fund shares formerly were distributed by Liberty Securities Corporation. Liberty Securities Corporation and Colonial Investment Services, Inc. are both wholly owned indirect subsidiaries of Liberty Financial Companies, Inc.

     The business address of Colonial Investment Services, Inc. is One Financial Center, Boston, Massachusetts 02111-2621. All Fund correspondence (including purchase and redemption orders), however, should be mailed to Colonial at P.O. Box 1722, Boston, Massachusetts 02105-1722.

         This supplement is dated Sept. 30, 1997

                STEIN ROE ADVISOR TRUST
            Stein Roe Advisor Growth Stock Fund

          Supplement to Feb. 14, 1997 Prospectus

     Effective Oct. 1, 1997, the Fund's shares will be distributed by Colonial Investment Services, Inc., which will change its name to Liberty Financial Investments, Inc. on Oct. 15, 1997. Fund shares formerly were distributed by Liberty Securities Corporation. Liberty Securities Corporation and Colonial Investment Services, Inc. are both wholly owned indirect subsidiaries of Liberty Financial Companies, Inc.

     The business address of Colonial Investment Services, Inc. is One Financial Center, Boston, Massachusetts 02111-2621. All Fund correspondence (including purchase and redemption orders), however, should be mailed to Colonial at P.O. Box 1722, Boston, Massachusetts 02105-1722.

        This supplement is dated Sept. 30, 1997

                  STEIN ROE ADVISOR TRUST
               Stein Roe Advisor Special Fund

          Supplement to Feb. 14, 1997 Prospectus

     Effective Oct. 1, 1997, the Fund's shares will be distributed by Colonial Investment Services, Inc., which will change its name to Liberty Financial Investments, Inc. on Oct. 15, 1997. Fund shares formerly were distributed by Liberty Securities Corporation. Liberty Securities Corporation and Colonial Investment Services, Inc. are both wholly owned indirect subsidiaries of Liberty Financial Companies, Inc.

     The business address of Colonial Investment Services, Inc. is One Financial Center, Boston, Massachusetts 02111-2621. All Fund correspondence (including purchase and redemption orders), however, should be mailed to Colonial at P.O. Box 1722, Boston, Massachusetts 02105-1722.

          This supplement is dated Sept. 30, 1997